UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10151

                      TT INTERNATIONAL U.S.A. MASTER TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                         Forum Shareholder Services LLC
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-465-5722

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

  [Picture graphic omitted]         JUNE 30, 2005

                               TT INTERNATIONAL FUNDS
                               SEMI-ANNUAL REPORT




      O TT EUROPE MUTUAL FUND
      O TT EUROPE PORTFOLIO
      O TT ACTIVE INTERNATIONAL MUTUAL FUND
      O TT EAFE PORTFOLIO


                               INVESTMENT ADVISOR:


                        [TT INTERNATIONAL LOGO OMITTED]

                      (This page intentionally left blank)

    TABLE OF CONTENTS

         TT EUROPE MUTUAL FUND
            President's Letter                                      1
            Managers' Discussion and Analysis                       3
            Statement of Assets and Liabilities                     5
            Statement of Operations                                 6
            Statement of Changes in Net Assets                      7
            Financial Highlights                                    8
            Notes to the Financial Statements                      10
            Disclosure of Fund Expenses                            16

         TT EUROPE PORTFOLIO
            Schedule of Investments                                17
            Statement of Assets and Liabilities                    21
            Statement of Operations                                22
            Statement of Changes in Net Assets                     23
            Notes to the Financial Statements                      24
            Disclosure of Portfolio Expenses                       30

         TT ACTIVE INTERNATIONAL MUTUAL FUND
            President's Letter                                     32
            Managers' Discussion and Analysis                      34
            Statement of Assets and Liabilities                    36
            Statement of Operations                                37
            Statement of Changes in Net Assets                     38
            Financial Highlights                                   39
            Notes to the Financial Statements                      41
            Disclosure of Fund Expenses                            48

         TT EAFE PORTFOLIO
            Schedule of Investments                                49
            Statement of Assets and Liabilities                    54
            Statement of Operations                                55
            Statement of Changes in Net Assets                     56
            Notes to the Financial Statements                      57
            Disclosure of Portfolio Expenses                       63

                                                TT EUROPE MUTUAL FUND
                                                  TT EUROPE PORTFOLIO



                                               [Picture graphic omitted]



                                            [TT INTERNATIONAL LOGO OMITTED]

PRESIDENT'S LETTER


Dear Fellow Shareholder,

I am pleased to present to you the interim report for the TT Europe Mutual Fund and the TT Europe Portfolio.

As of June 30, 2005 the net assets and performance of the TT Europe Mutual Fund were:

               Net Assets                      US$ 158,596

               Year-to-date performance
                  as of 6/30/05                 2.32%*
               MSCI Europe Index               -0.38%

The Fund closed up in absolute and relative terms although dollar weakness meant these returns didn't truly reflect the performance of European equity markets which enjoyed a strong first half in local currency terms. Following a good first quarter, buoyed by a positive reporting season, equities suffered heavy selling in April on concerns of slowing global growth. Stock markets then rallied sharply in the second quarter on stronger-than-expected economic data despite further rate hikes in the US, sharply rising oil prices and mounting geopolitical risks in China, Iran and Iraq. Whilst this uncertainty is likely to continue, we think the global growth outlook has substantially improved which should support our growth-oriented portfolio.

Following a disappointing 2004, performance is back on track. Despite a recent economic record that can only be described as moribund, the corporate environment in Europe is far more encouraging. Progress on cost-cutting and restructuring, increased mergers & acquisitions and greater focus on shareholder returns have provided ample opportunity for fundamental stock selection. The weaker Euro and dividend yields rising above 10 year bond yields have also helped.

Subsequent to the period under review, TT International decided not to seek renewal of our mandate as manager of the fund and the Trustees voted to close it. You will already have received separate communication on this detailing your options.



*Six months ended June 30, 2005 for TT Europe Mutual Fund, Institutional Class


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                                        1

This was not a decision lightly taken.Despite our performance being usefully ahead of our competitors since inception, we have failed to attract investors who could share the ever increasing costs of managing U.S. mutual funds. In addition, in the last four years, the financial system has suffered three shocks:
9/11, the Enron and related accounting scandals and the exposure of market timing abuses. All have been met with laws and regulations which, individually, seem reasonable responses but, collectively, have fundamentally changed the landscape of U.S. retail fund management. Regulatory risk and the penalties for inadvertent breach have risen dramatically as have the costs that such extra regulations import into our business.

Reluctantly we concluded that it is in the best interest of TT, which is an unlimited liability partnership, that we forego the opportunity of managing our own mutual funds. For further information please refer to Note 6 on page 15.

I thank you for your support over the past few years.

Sincerely,

/s/ David Burnett

David Burnett
President







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


TT Europe Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS



YEAR-TO-DATE PERFORMANCE
AS OF 06/30/05          TT EUROPE MUTUAL FUND +2.32%*       MSCI EUROPE -0.38%
   Following a slow start to the year the Fund had a strong second quarter (up 2.3%) and closed the first half significantly ahead of the MSCI Europe benchmark. Although European equity markets were strong in local terms this wasn't reflected in the Fund's base currency return due to the strength of the dollar. Positive stock selection in Industrials, Energy, Information Technology and Materials accounted for much of the portfolio's outperformance as of June 30, 2005. Hedging the falling Euro back to US dollars was a further significant source of added value, particularly in the second quarter of 2005. Sector allocation was negative overall with underweights in Health Care and Energy (the latter closed during the period) and an overweight position in Materials hurting relative returns.

FIRST QUARTER 2005      TT EUROPE MUTUAL FUND +0.43%*       MSCI EUROPE +0.46%

   MARKETS
   European equities made a positive start to the year, lifted by a positive reporting season and initially supportive macro data, before consolidating late in the quarter as fears over rising interest rates in the US and oil prices hit sentiment. After signs that growth was starting to pick up in Europe, data began to deteriorate towards the end of the quarter.

   PORTFOLIO
   We maintained a relatively pro-growth portfolio through the first quarter of 2005 despite the threat of a negative rate shock and/or rising risk aversion. With mainstream banks likely to underperform in an environment of rising interest rates we reduced our position although we took the view that the future path of rate rises would not be sufficient to undermine the case for Industrial cyclicals (aggressively cutting costs and beneficiaries of rising capital expenditure) or Materials. Although we remained underweight we also took a close look at Health Care and Consumer Staples given early but clear signs of rotation into defensive sectors at the end of the quarter.





*Institutional Class

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

TT Europe Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS (CONTINUED)


   PERFORMANCE
   Relative performance in the first quarter was flat with positive stock selection in Health Care and Information Technology offset by negative returns in Consumer Staples. In Health Care, Getinge (held) reported strong sales of surgical systems while Elan (not held) plunged when it revealed further problems with Tysabri, its drug for multiple sclerosis. Consumer Staples rallied over the first quarter -- being underweight was a small negative as was stock selection (we didn't own stocks like Nestle and Carrefour).

SECOND QUARTER 2005     TT EUROPE MUTUAL FUND +1.88%*     MSCI EUROPE -0.84%

   MARKETS
   Stock markets around the world rallied sharply after concerns over slowing global growth had caused heavy selling in April. Equities rebounded on stronger-than-expected economic data despite further rate hikes in the US, sharply rising oil prices and mounting geopolitical tensions over the revaluation of China's currency, the renminbi.

   PORTFOLIO
   We continued to run a broadly pro-growth portfolio given the relative strength of European equity markets and the brighter outlook for global, if not regional, growth. We remained overweight in cyclical sectors like Industrials and Materials given our view that global growth this year is likely to remain robust -- many stocks in these sectors are also underpinned by strong cash flows and attractive valuations. Else- where we selectively added to our holdings in the Energy sector to take advantage of continued strength in the price of oil and reduced Financials to underweight by cutting exposure to European banks.

   PERFORMANCE
   Positive stock selection -- in Energy, Industrials, Consumer Staples and Materials -- accounted for much of the portfolio's outperformance in the second quarter. With the price of crude reaching a record high in nominal terms last quarter oil stocks unsurprisingly outperformed -- OMV, Total and Norsk Hydro were all strong -- and UK aerospace stocks also did well. Our partial hedge of the portfolio's euro exposure (back to dollars) also added value although we took some profits towards the end of the quarter.

*Institutional Class

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

TT Europe Mutual Fund

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------

ASSETS:
Investments in TT Europe Portfolio, at value                           163,822
Receivable from investment adviser                                      23,914
Other assets                                                                 8
------------------------------------------------------------------------------
Total assets                                                           187,744
------------------------------------------------------------------------------
LIABILITIES:
Payable for transfer agent fees                                         13,945
Payable for professional fees                                            8,900
Payable for administration fees                                          3,789
Other accrued expenses and payables                                      2,514
------------------------------------------------------------------------------
Total liabilities                                                       29,148
------------------------------------------------------------------------------
NET ASSETS                                                             158,596
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                        132,848
Undistributed net investment income                                      2,770
Accumulated net realized gain on investments and foreign
  currency translation                                                  10,717
Net unrealized appreciation on investments                              12,261
------------------------------------------------------------------------------
NET ASSETS                                                             158,596
------------------------------------------------------------------------------
NET ASSETS:
Institutional Class                                                    123,841
Class 1                                                                 34,755
------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(UNLIMITED SHARES AUTHORIZED; NO PAR VALUE)
Institutional Class                                                     10,409
Class 1                                                                  2,421
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE (OFFERING
AND REDEMPTION PRICE)
Institutional Class ($123,841 / 10,409 shares outstanding)               11.90
Class 1 ($34,755 / 2,421 shares outstanding)                             14.36
------------------------------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

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


TT Europe Mutual Fund

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $441)*                 2,755
Interest income*                                                           646
------------------------------------------------------------------------------
Total Investment Income                                                  3,401
------------------------------------------------------------------------------
EXPENSES:
Expenses allocated from TT Europe Portfolio*                            80,147
Investment advisory fee                                                    808
Administration fees                                                     22,811
Transfer agent fees                                                     20,795
Blue sky expense                                                        10,898
Professional fees                                                        7,334
Trustees' fees and expenses                                                107
Distribution and service fee - Class 1                                      52
Printing and postage expense                                                43
Other fees                                                                 212
------------------------------------------------------------------------------
Total expenses                                                         143,207
Less expense waiver and reimbursement                                 (142,348)
------------------------------------------------------------------------------
Net expenses                                                               859
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    2,542
------------------------------------------------------------------------------
REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain on:
Investment security transactions*                                       14,187
Foreign currency transactions*                                           1,020
------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investment securities and foreign currency translation*                (14,212)
------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                    995
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     3,537
------------------------------------------------------------------------------
*Allocated from TT Europe Portfolio



                      SEE NOTES TO THE FINANCIAL STATEMENTS

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

TT Europe Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS

                                           SIX MONTHS ENDED
                                              JUNE 30, 2005         YEAR ENDED
                                                (UNAUDITED) DECEMBER 31, 2004
                                                        US$               US$
------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                 2,542              1,310
Net realized gain on investments and foreign
   currency transactions                             15,207             17,770
Net change in net unrealized appreciation
   (depreciation) on investments and foreign
   currency translation                             (14,212)             1,898
------------------------------------------------------------------------------
Net increase in net assets resulting from operations  3,537             20,978
------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Net investment income
Institutional Class                                      --               (938)
Class 1                                                  --               (213)
------------------------------------------------------------------------------
Total dividends                                          --             (1,151)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
Net proceeds from shares sold
Institutional Class                                      --                 69
Class 1                                               3,750             37,507
Reinvestment of dividends
Institutional Class                                      --               797
Class 1                                                  --               213
Cost of shares redeemed
Institutional Class                                      --                --
Class 1                                             (11,373)          (11,685)
------------------------------------------------------------------------------
Net increase (decrease) in fund share transactions   (7,623)            26,901
------------------------------------------------------------------------------
Total increase (decrease) in net assets              (4,086)            46,728
------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 162,682            115,954
------------------------------------------------------------------------------
End of period*                                      158,596            162,682
------------------------------------------------------------------------------
*Including undistributed net investment income        2,770                228
------------------------------------------------------------------------------
CHANGES IN SHARES OUTSTANDING:
Institutional Class:
Beginning shares outstanding                         10,409             10,334
Shares sold                                               --                 7
Shares issued on reinvestment of dividends                --                68
Shares redeemed                                           --                --
------------------------------------------------------------------------------
Ending shares outstanding                            10,409             10,409
------------------------------------------------------------------------------
Class 1:
Beginning shares outstanding                          2,967                936
Shares sold                                             269              2,981
Shares issued on reinvestment of dividends                --                15
Shares redeemed                                        (815)              (965)
------------------------------------------------------------------------------
Ending shares outstanding                             2,421              2,967
------------------------------------------------------------------------------





                      SEE NOTES TO THE FINANCIAL STATEMENTS

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

TT Europe Mutual Fund
Institutional Class
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                                             PERIOD FROM
                                                                                       FEBRUARY 12, 2001
                                                                                           (COMMENCEMENT
                                      SIX MONTHS        YEAR          YEAR         YEAR   OF OPERATIONS)
                                           ENDED       ENDED         ENDED        ENDED         THROUGH
                                   JUNE 30, 2005 DECEMBER 31, DECEMBER 31, DECEMBER 31,     DECEMBER 31,
                                     (UNAUDITED)        2004          2003         2002             2001
                                             US$         US$           US$          US$              US$
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF PERIOD                       $11.63      $10.11        $ 7.12      $  8.41         $ 10.00
----------------------------------------------------------------------------------------------------------
Net investment income                       0.18(1)     0.11(1)       0.12(1)      0.09            0.14
Net realized and unrealized
appreciation (depreciation)                 0.09        1.50          2.94        (1.26)          (1.62)
----------------------------------------------------------------------------------------------------------
Total from investment operations            0.27        1.61          3.06        (1.17)          (1.48)
----------------------------------------------------------------------------------------------------------
Dividends from net investment income          --       (0.09)        (0.07)       (0.12)          (0.11)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD           $11.90      $11.63        $10.11     $   7.12          $ 8.41
----------------------------------------------------------------------------------------------------------
TOTAL RETURN+                               2.32%^     15.93%        43.31%      (13.86)%        (14.83)%^
----------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (thousands)     $  124      $  121       $   105      $    73         $    85
Gross Expenses (to average daily
   net assets)                            182.19%*    208.74%       528.96%      464.66%         425.48%*
Net Expenses (to average daily
   net assets)                              1.00%*      1.00%         1.00%        1.30%           1.54%*
Net Investment Income
   (to average daily net assets)            3.18%*      1.07%         1.47%        1.18%           1.81%*

For the period from September 1, 2002 to October 1, 2015, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of the Fund's average daily net assets for Institutional Class
Shares.

For the period from February 12, 2001 (commencement of operations) through August 31, 2002, TTI has agreed not to impose its investment advisory fee and reimbursed the Fund for its operating expenses to the extent necessary so that the Fund's aggregate expenses, net of waivers and reimbursement would not exceed, on a per annum basis, 1.55% of the Fund's daily net assets.

If this contractual action had not been taken, the investment loss per share and ratios would have been:
Net Investment Loss
   (to average daily net assets)         (178.01)%*    (206.67)%       (526.49)%      (462.17)%       (422.12)%*
Net Investment Loss per share            $(10.29)(1)   $(21.60)(1)     $(42.17)(1)  $  (17.59)       $ (32.20)
(1)   Computed using average shares outstanding for the period.
 +    Total return would have been lower in the absence of expense waivers and reimbursements.
 ^    Not annualized.
 *    Annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

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

TT Europe Mutual Fund
Class 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                       PERIOD FROM
                                                                    AUGUST 5, 2003
                                                                     (COMMENCEMENT
                                        SIX MONTHS          YEAR    OF OPERATIONS)
                                             ENDED         ENDED           THROUGH
                                     JUNE 30, 2005   DECEMBER 31,     DECEMBER 31,
                                       (UNAUDITED)          2004              2003
                                               US$           US$               US$
----------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD       $ 14.04       $ 12.21          $ 10.00
----------------------------------------------------------------------------------

Net investment income (loss)                   0.21(1)      0.09(1)          (0.02)(1)
Net realized and unrealized appreciation       0.11         1.81              2.30
----------------------------------------------------------------------------------
Total from investment operations               0.32         1.90              2.28
----------------------------------------------------------------------------------
Dividends from net investment income             --        (0.07)            (0.07)
----------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD             $ 14.36      $ 14.04           $ 12.21
----------------------------------------------------------------------------------
TOTAL RETURN+                                  2.28%^      15.58%            23.02%^
----------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (thousands)       $    35      $    42           $    11
Gross Expenses (to average daily net assets) 162.66%*     185.81%           413.22%*
Net Expenses (to average daily net assets)     1.25%*       1.25%             1.25%*
Net Investment Income (Loss)
   (to average daily net assets)               3.05%*       0.72%            (0.32)%*


For the period from commencement of operations until October 1, 2015, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.25% of the Fund's average daily net assets for Class 1 shares.

If this contractual action had not been taken, the investment loss per share and ratios would have been:
Net Investment Loss (to average
  daily net assets)                         (158.36)%*   (183.84)%           (412.29)%*
Net Investment Loss per share               $(11.05)(1)  $(23.44)(1)         $(18.47)(1)

(1) Computed using average shares outstanding for the period.
 + Total return would have been lower in the absence of expense waivers and reimbursements.
 ^  Not annualized.
 *  Annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

                        SEE NOTES TO THE FINANCIAL STATEMENTS

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
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

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION
   TT Europe Mutual Fund (the "Fund") is a series of TT International U.S.A. Feeder Trust (the "Feeder Trust"). The Feeder Trust is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Feeder Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of May 26, 2000.

   The Fund commenced operations on February 12, 2001, offering a single class of Shares. The Fund's initial investment of $100,000 was made on February 6, 2001. On September 1, 2002, the Fund established three additional classes of Shares known as Class 1 Shares, Class 2 Shares and Class 3 Shares. The Fund is not currently accepting purchase orders for Institutional Class Shares, Class 1 Shares, Class 2 Shares or Class 3 Shares.

   The Fund seeks to achieve its investment objective by investing all its assets in TT Europe Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International Investment Management ("TTI") is the Portfolio's investment manager.

   The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included starting on page 17 of this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   A. USE OF ESTIMATES
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
   B. SECURITY VALUATION
      The Fund invests all of its assets in the Portfolio, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2005). The method by which the Portfolio values its securities is discussed in Note 2 of the Portfolio's notes to the financial statements, which are included starting on page 24 in this report.

   C. SECURITIES TRANSACTIONS AND INCOME RECOGNITION
      The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Portfolio. See
      Note 2 of the Portfolio's notes to financial statements for its policies on securities transactions and income recognition, which are included starting on page 24 of this report.

   D. DISTRIBUTIONS TO SHAREHOLDERS
      Distributions to shareholders from net investment income are declared and distributed annually. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses, will be declared and distributed annually, generally in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for Federal income tax purposes, whether the distributions are made in cash or in additional shares.

   E. EXPENSES
      Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Feeder Trust are allocated to the Fund on the basis of relative daily net assets.

   F. CLASSES
      Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.


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

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
   For its services under a Management Agreement with respect to the Fund, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 1.50% of the Fund's average daily net assets for the Fund's fiscal year or (ii) the difference between 1.50% of the Fund's average daily net assets for the Fund's fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's fiscal year from the Portfolio.

   For its services under a Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.

   For the period from September 1, 2002 and August 5, 2003 to October 1, 2015, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares and 1.25% of its average daily net assets for Class 1 shares, respectively. TTI will not receive subsequent reimbursement from the Fund of any fees waived or expenses so reimbursed by TTI.

   Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Fund for serving as officers of the Trust.

   The Feeder Trust has adopted a Rule 12b-1 service plan for its Class 1 Shares. Under the service plan, the Fund pays the following distribution and/or service fees at an annual rate of the average daily net assets of the Fund attributable to the applicable class:

                                                                         CLASS 1
                                                                          SHARES
--------------------------------------------------------------------------------
Distribution and/or Service Fees                                          0.25%




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

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
   Such fees may be used to make payments to the Distributor for distribution services, to third party providers in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, third party providers and others for providing shareholder service or the maintenance of shareholder accounts.

4. FEDERAL INCOME TAXES
   The Fund is treated as a separate entity for U.S. Federal income tax purposes. The Fund intends to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from Federal income and excise taxes.

   At December 31, 2004, the Fund had capital loss carryforwards available to offset future capital gains, if any, of the following amounts:

   YEAR OF EXPIRATION                                                     AMOUNT
   -----------------------------------------------------------------------------
   2010                                                                   $4,236

   During the year ended December 31, 2004, the Fund utilized $17,506 of capital loss carryforwards to offset capital gains.

   Income and capital gain distributions are determined in accordance with U.S. income tax regulations which may differ from accounting principles generally accepted in the United States of America. Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and Federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. These temporary and permanent differences are primarily due to losses on wash sale transactions and capital loss carryforwards.




--------------------------------------------------------------------------------

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TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

4. FEDERAL INCOME TAXES (continued)
   The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                   ORDINARY
                                     INCOME
                                   --------
   2004                              $1,151
   2003                                 984


   As of December 31, 2004, the components of distributable earnings were as follows:

   Undistributed ordinary income    $   228
   Capital loss carryforwards        (4,236)
   Net unrealized appreciation       26,219
                                    -------
   Total distributable earnings     $22,211
                                    =======

   See the corresponding Portfolio for tax basis unrealized appreciation/(depreciation) information.


5. CONCENTRATION/RISKS
   At June 30, 2005, 100% of total shares outstanding were held by two record shareholders in the Fund. These shareholders are comprised of omnibus accounts that are held on behalf of several individual shareholders.

   In the normal course of business, the Feeder Trust enters into contracts that provide general indemnifications. The Feeder Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Feeder Trust and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.





--------------------------------------------------------------------------------
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

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONCLUDED

6. SUBSEQUENT EVENTS

   On August 19, 2005, the Board approved a special capital gains distribution for the TT Europe Mutual Fund to avoid any Federal income tax liability or excise tax liability. On that date, the Board also approved an ordinary income distribution to pay prior year undistributed income. The ex-date of the distribution was August 23, 2005 with a pay date of August 24, 2005. The accompanying chart details the per-share amounts paid from each Fund.


                                          ORDINARY    SHORT-TERM     LONG-TERM
                                           INCOME    CAPITAL GAIN   CAPITAL GAIN
                                          --------   ------------   ------------
   TT Europe Mutual Fund -- Institutional  $0.0179      $1.7362        $1.4049
   TT Europe Mutual Fund -- Class 1        $0.0129      $1.7362        $1.4049

   On August 24, 2005, the Board of Trustees of TT International U.S.A. Feeder Trust, on behalf of TT Europe Mutual Fund (the "Fund"), approved Plans of Liquidation and Dissolution for the Fund.

   In accordance with the Plans, the Fund is no longer accepting purchase orders for its shares. In addition, as of September 19, 2005, the Fund will begin converting its assets into cash or cash equivalents and will no longer be pursuing its stated investment objectives.

   Shareholders are encouraged to redeem their Shares and may redeem their Shares of the Fund any time prior to the liquidating distributions referred to in the next paragraph, which are expected to occur on or about September 26, 2005 (the "Primary Liquidation Date"). The Fund will, from August 29, 2005, waive any redemption fee that would otherwise apply to redemptions of Fund shares for all shareholders.

   As of the Primary Liquidation Date, the Fund shall pay to each shareholder, other than TT International Investment Management, in full satisfaction of its Fund shareholding, a liquidating distribution equal to the amount of redemption proceeds that such shareholder would have received had such shareholder redeemed all of its Fund shares on the Primary Liquidation Date.



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

TT Europe Mutual Fund

DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the last six-month period. The "Expenses Paid During Period" column shows the estimated actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                    Beginning    Ending               Expenses
                                     Account    Account   Annualized    Paid
                                      Value      Value     Expense     During
TT EUROPE MUTUAL FUND, INSTITUTIONAL 12/31/04   6/30/05    Ratios      Period*
--------------------------------------------------------------------------------

ACTUAL FUND RETURN                  $1,000.00  $1,023.20    1.00%      $5.02
HYPOTHETICAL 5% RETURN               1,000.00   1,019.84    1.00        5.01
--------------------------------------------------------------------------------

TT EUROPE MUTUAL FUND, CLASS 1
--------------------------------------------------------------------------------
ACTUAL FUND RETURN                  $1,000.00  $1,022.80    1.25%      $6.27
HYPOTHETICAL 5% RETURN               1,000.00   1,018.60    1.25        6.26
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
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
TT Europe Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

[Bar Chart Omitted] Plot points follow:

Sector Weightings+:
23.6% Financials
13.8% Telecommunication Services
13.3% Consumer Discretionary
11.8% Energy
11.2% Industrials
10.4% Basic Materials
 7.5% Utilities
 5.5% Consumer Staples
 2.9% Information Technology
+Percentages based on total investments.


COMMON STOCK -                   VALUE (NOTE 2)
87.06%                    SHARES            US$
-----------------------------------------------
AUSTRIA - 1.86%
OIL & GAS - 1.86%
OMV AG                         7          3,051
-----------------------------------------------
TOTAL AUSTRIA                             3,051
-----------------------------------------------

BELGIUM - 2.07%
BANKS - 2.07%
KBC Groupe SA                 43          3,399
-----------------------------------------------
TOTAL BELGIUM                             3,399
-----------------------------------------------

DENMARK - 1.76%
BANKS - 0.92%
Danske Bank A/S               50          1,505
-----------------------------------------------
DIVERSIFIED
TELECOMMUNICATIONS - 0.84%
TDC A/S                       32          1,372
-----------------------------------------------
TOTAL DENMARK                             2,877
-----------------------------------------------
FINLAND - 5.53%
ELECTRIC - 1.96%
Fortum Oyj                   200          3,208
-----------------------------------------------



COMMON STOCK                     VALUE (NOTE 2)
(continued)               SHARES            US$
-----------------------------------------------
OIL & GAS - 0.88%
Neste Oil Oyj*                56          1,451
-----------------------------------------------
PAPERS & PACKAGING - 0.87%
UPM-Kymmene Oyj               74          1,422
-----------------------------------------------
WIRELESS TELECOMMUNICATIONS
SERVICES - 1.82%
Nokia Oyj                    178          2,984
-----------------------------------------------
TOTAL FINLAND                             9,065

FRANCE - 11.38%
AUTOMOTIVE - 2.05%
Renault SA                    38          3,354
-----------------------------------------------
BEVERAGES, FOOD &
 TOBACCO - 0.78%
Pernod-Ricard                  8          1,278
-----------------------------------------------
 COMPUTERS - 0.89%
Atos Origin*                  23          1,459
-----------------------------------------------
DIVERSIFIED
TELECOMMUNICATIONS - 1.71%
France Telecom SA             96          2,808
-----------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.69%
Schneider Electric SA         15          1,132
-----------------------------------------------
INSURANCE - 1.10%
Assurances Generales
De France                     22          1,803
-----------------------------------------------
OIL & GAS - 4.16%
Total SA                      29          6,822
-----------------------------------------------
TOTAL FRANCE                             18,656
-----------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

TT Europe Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

COMMON STOCK                      VALUE (NOTE 2)
(continued)               SHARES             US$
------------------------------------------------
GERMANY - 17.64%
AUTOMOTIVE - 2.19%
Bayerische Motoren
Werke AG                      47          2,146
Continental AG                20          1,443
------------------------------------------------
                                          3,589
------------------------------------------------
BANKS - 1.96%
Commerzbank AG               148          3,218
------------------------------------------------
CHEMICALS - 2.34%
Bayer AG                     115          3,841
------------------------------------------------
COMMERCIAL SERVICES &
SUPPLIES - 0.88%
Henkel KGaA                   16          1,434
------------------------------------------------
DIVERSIFIED
TELECOMMUNICATIONS - 0.90%
Deutsche Telekom AG           80          1,482
------------------------------------------------
ELECTRIC - 4.66%
E.ON AG                       35          3,122
RWE AG                        70          4,524
------------------------------------------------
                                          7,646
------------------------------------------------
INSURANCE - 2.88%
Allianz AG                    41          4,714
------------------------------------------------
RETAILERS - 1.83%
Adidas-Salomon AG              9          1,509
Puma AG                        6          1,487
------------------------------------------------
                                          2,996
------------------------------------------------
TOTAL GERMANY                            28,920
------------------------------------------------


COMMON STOCK                      VALUE (NOTE 2)
(continued)               SHARES             US$
------------------------------------------------
GREECE - 1.61%
BANKS - 1.61%
Alpha Bank A.E.               48          1,281
National Bank of Greece       40          1,360
------------------------------------------------
TOTAL GREECE                              2,641
------------------------------------------------

ITALY - 1.48%
BANKS - 1.48%
Capitalia SPA                434          2,433
------------------------------------------------
TOTAL ITALY                               2,433
------------------------------------------------

NETHERLANDS - 5.09%
BEVERAGES, FOOD &
TOBACCO - 1.11%
Koninklijke Ahold NV*        220          1,811
------------------------------------------------
DIVERSIFIED OPERATIONS - 0.75%
DSM NV                        18          1,233
------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.51%
Koninklijke (Royal) Philips
Electronics NV                98          2,480
------------------------------------------------
OIL & GAS - 1.72%
Royal Dutch Petroleum Co.     43          2,811
------------------------------------------------
TOTAL NETHERLANDS                         8,335
------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

TT Europe Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

COMMON STOCK                      VALUE (NOTE 2)
(continued)               SHARES             US$
------------------------------------------------
NORWAY - 1.12%
OIL & GAS - 1.12%
Norsk Hydro ASA               20          1,836
------------------------------------------------
TOTAL NORWAY                              1,836
------------------------------------------------
SPAIN - 2.09%
BUILDING MATERIALS - 1.27%
ACS Actividades
Constucciones y Servicios     74          2,073
------------------------------------------------
COMPUTERS - 0.82%
Indra Sistemas SA             68          1,348
------------------------------------------------
TOTAL SPAIN                               3,421
------------------------------------------------
SWEDEN - 4.87%
AUTOMOTIVE - 1.07%
Volvo AB, Class B Shares      43          1,751
------------------------------------------------
BANKS - 1.64%
Skandinaviska Enskilda
Banken, Class A Shares       162          2,697
------------------------------------------------
MACHINERY - 0.88%
Atlas Copco, Class A Shares   91          1,445
------------------------------------------------
WIRELESS TELECOMMUNICATIONS
SERVICES - 1.28%
Telefonaktiebolaget LM
Ericsson, Class B Shares     652          2,096
------------------------------------------------
TOTAL SWEDEN                              7,989
------------------------------------------------


COMMON STOCK                      VALUE (NOTE 2)
(continued)               SHARES             US$
------------------------------------------------
SWITZERLAND - 6.99%
BANKS - 2.33%
UBS AG                        49          3,825
------------------------------------------------
BUILDING MATERIALS - 1.64%
Holcim Ltd.                   44          2,679
------------------------------------------------
CHEMICALS - 1.13%
Syngenta AG                   18          1,853
------------------------------------------------
INSURANCE - 1.89%
Zurich Financial Services AG  18          3,102
------------------------------------------------
TOTAL SWITZERLAND                        11,459
------------------------------------------------

UNITED KINGDOM - 23.57%
AIRLINES - 1.60%
British Airways PLC*         556          2,626
------------------------------------------------
BANKS - 2.98%
Standard Chartered PLC       267          4,881
------------------------------------------------
BEVERAGES, FOOD &
TOBACCO - 1.20%
Imperial Tobacco Group PLC    73          1,967
------------------------------------------------
COMPUTERS - 0.84%
Sage Group PLC               342          1,372
------------------------------------------------
DIVERSIFIED OPERATIONS - 7.34%
BAE Systems PLC              726          3,735
BHP Billiton PLC             196          2,501
Group 4 Securicor PLC        559          1,473
Reuters Group PLC            231          1,635
Rolls-Royce Group PLC        512          2,636
Rolls-Royce Group PLC,
Class B Shares            27,150             48
------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

TT Europe Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

COMMON STOCK                      VALUE (NOTE 2)
(concluded)               SHARES             US$
------------------------------------------------
                                         12,028
------------------------------------------------
ENTERTAINMENT - 0.80%
Carnival PLC                  23          1,306
------------------------------------------------
MINERALS - 2.62%
Xstrata PLC                  223          4,305
------------------------------------------------
OIL & GAS - 0.71%
Cairn Energy PLC*             48          1,160
------------------------------------------------
REAL ESTATE - 0.84%
Intercontinental Hotels
Group PLC                    109          1,376
------------------------------------------------
WIRELESS TELECOMMUNICATIONS
SERVICES - 4.64%
O2 PLC                     1,066          2,603
Vodafone Group PLC         2,055          5,010
------------------------------------------------
                                          7,613
------------------------------------------------
TOTAL UNITED KINGDOM                     38,634
------------------------------------------------
TOTAL COMMON STOCK
(Cost $130,897)                         142,716
------------------------------------------------


PREFERRED STOCK -                 VALUE (NOTE 2)
1.38%                     SHARES             US$
------------------------------------------------
GERMANY - 1.38%
AUTOMOTIVE - 1.38%
Porsche AG*                    3          2,258
------------------------------------------------
TOTAL PREFERRED STOCK
(Cost $1,773)                             2,258
------------------------------------------------
TOTAL INVESTMENTS - 88.44%
(Cost $132,670)                         144,974
------------------------------------------------
OTHER ASSETS IN EXCESS
OF LIABILITIES - 11.56%                  18,953
------------------------------------------------
NET ASSETS - 100.00%                    163,927
-----------------------------------------------
The following forward currency contracts were outstanding on June 30, 2005:

------------------------------------------------------------
                                            Net Unrealized
Settlement     Deliver/         Receive/    Appreciation/
Date       Units of Currency  In Exchange  For(Depreciation)
------------------------------------------------------------

07/15/05      USD $ 6,073      EUR $ 5,000      ($17)
07/15/05      EUR  17,000      USD  20,536       (55)
07/14/05      SEK  11,339      USD   1,500        47
                                                -----
                                                ($25)
                                                =====
* Non-income producing security.
EUR -- Euro
Ltd. -- Limited
PLC -- Public Liability Company
SEK -- Swedish Krona
USD -- U.S. Dollar



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

TT Europe Portfolio

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
                                                                             US$
--------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $132,670)                                   144,974
Cash                                                                     32,995
Foreign currency, at value (cost $2,362)                                  2,355
Receivable for investments sold                                             811
Recoverable foreign taxes                                                   163
Dividend and interest receivable                                            145
Unrealized gain on open forward foreign currency exchange contracts          47
Other assets                                                              2,867
--------------------------------------------------------------------------------
Total Assets                                                            184,357
--------------------------------------------------------------------------------
LIABILITIES:
Payable for professional fees                                            13,125
Payable for investments purchased                                           699
Unrealized loss on open forward foreign currency exchange contracts          72
Payable for investment advisory fees                                         70
Payable for administration fees                                           6,378
Accrued expenses and other liabilities                                       86
--------------------------------------------------------------------------------
Total Liabilities                                                        20,430
--------------------------------------------------------------------------------
NET ASSETS                                                              163,927
--------------------------------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

TT Europe Portfolio

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
                                                                             US$
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $441)                   2,758
Interest income                                                             646
--------------------------------------------------------------------------------
Total Investment Income                                                   3,404
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                                                     440
Administration fees                                                      38,476
Custody fees                                                             29,955
Professional fees                                                         9,502
Trustees' fees and expenses                                                 117
Printing fees                                                                46
Other fees                                                                1,618
--------------------------------------------------------------------------------
Total Expenses                                                           80,154
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (76,750)
--------------------------------------------------------------------------------
REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain on:
Investment security transactions                                         14,196
Foreign currency transactions and forward foreign currency
  exchange contracts                                                      1,020
--------------------------------------------------------------------------------

Net change in unrealized depreciation on:
Investment securities                                                   (14,156)
Foreign currency translation and forward foreign currency
  exchange contracts                                                        (65)
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                     995
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    (75,755)
--------------------------------------------------------------------------------


                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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

TT Europe Portfolio

STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                               JUNE 30, 2005          YEAR ENDED
                                                 (UNAUDITED)   DECEMBER 31, 2004
                                                         US$                 US$
--------------------------------------------------------------------------------

OPERATIONS:
Net investment loss                                  (76,750)          (129,497)
Net realized gain on investments, foreign
   currency transactions and foreign currency
   exchange contracts                                 15,216             17,776
Net change in unrealized appreciation (depreciation)
   on investments, foreign currency translation
   and foreign currency exchange contracts           (14,221)             1,894
-------------------------------------------------------------------------------
Net decrease in net assets resulting
   from operations                                   (75,755)          (109,827)
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Contributions                                        134,164            254,131
Withdrawals                                          (58,694)          (105,275)
-------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                               75,470            148,856
-------------------------------------------------------------------------------
Total increase (decrease) in net assets                 (285)            39,029
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  164,212            125,183
-------------------------------------------------------------------------------
End of period                                        163,927            164,212
-------------------------------------------------------------------------------






                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                      23                      www.ttintfunds.com

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION
   TT Europe Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. TT Europe Mutual Fund held 99.9% of the Portfolio as of June 30, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

   A. USE OF ESTIMATES
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   B. SECURITY VALUATION
      Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees. The Portfolio's Fair Value Procedures are implemented through a Valuation


--------------------------------------------------------------------------------
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

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

      Committee (the "Committee") designated by the Portfolio's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Portfolio's adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a meeting of the Valuation Committee be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser for the Portfolio that such limits have been exceeded. In such an event, the adviser makes the determination whether a meeting of the Valuation Committee should be called based on the information provided.

   C. SECURITY TRANSACTIONS AND INCOME RECOGNITION
      Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.


--------------------------------------------------------------------------------
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

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
   D. EXPENSES
      Expenses that are directly related to the Portfolio are charged to the Portfolio. Other operating expenses of the Portfolio Trust are allocated to the Portfolio on the basis of relative daily net assets.

   E. FOREIGN CURRENCY TRANSLATION
      For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and Federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

   F. FORWARD FOREIGN CURRENCY CONTRACTS
      The Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable forward foreign exchange rate and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
      Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its services under the Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.

      Certain officers of the Portfolio Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Portfolio for serving as officers of the Portfolio Trust.


--------------------------------------------------------------------------------
1-888-465-5722                        26

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

4. SECURITY TRANSACTIONS
   Purchases and sales of investments for the Portfolio, exclusive of short-term securities, for the six months ended June 30, 2005, were as follows:

   COST OF PURCHASES                                       PROCEEDS FROM SALES
   US$                                                                     US$
--------------------------------------------------------------------------------
   93,750                                                               97,603

5. FEDERAL INCOME TAXES
   The Portfolio intends to continue to qualify as a partnership for U.S. Federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. Federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. Federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its Federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

   It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

   At June 30, 2005, the Portfolio's aggregate unrealized appreciation and depreciation on investments based on cost for U.S. Federal income tax purposes were as follows:

                     UNREALIZED            UNREALIZED          NET UNREALIZED
   TAX COST        APPRECIATION          DEPRECIATION            APPRECIATION
   US$                      US$                   US$                     US$
--------------------------------------------------------------------------------
  132,670               14,200                (1,896)                 12,304




--------------------------------------------------------------------------------
                                      27                      www.ttintfunds.com

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

6. RISKS
   Investing in securities of foreign companies and foreign governments may involve special risks and considerations not typically associated with investing in U.S. compa- nies and securities of the U.S. government. These risks include devaluation of curren- cies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liq- uid and their prices more volatile than those of securities of comparable U.S. compa- nies and securities of the U.S. government.

   Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

   In the normal course of business, the Portfolio Trust enters into contracts that provide general indemnifications. The Portfolio Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio Trust and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7. FINANCIAL HIGHLIGHTS
   The ratios of expenses and net investment income to average net assets, total return and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                         SIX MONTHS         YEAR         YEAR         YEAR       PERIOD
                              ENDED        ENDED        ENDED        ENDED        ENDED
                      JUNE 30, 2005 DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                        (UNAUDITED)         2004         2003         2002        2001*
------------------------------------------------------------------------------------------
   Ratio of expenses          0.93%+**      0.95%**      1.15%**      1.43%        1.36%+
   Ratio of gross expenses   91.24%+       92.48%      317.63%      239.81%      190.42%+
   Ratio of net investment
   income                     0.72%+**      0.91%**      1.59%**      1.12%        1.60%+
   Portfolio Turnover           63%          115%         131%         179%         227%
   Total Return               2.39%^**     15.98%**     43.16%**    (13.99)%     (14.65)%^

  * For the period February 12, 2001 (commencement of operations) through
    December 31, 2001.
** Includes the effect of an expense reimbursement provided to the TT Europe
   Mutual Fund.
 + Annualized.
 ^ Not Annualized.

--------------------------------------------------------------------------------
1-888-465-5722                        28

TT Europe Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONCLUDED

8. SUBSEQUENT EVENT
   On August 24, 2005, the Board of Trustees of TT International U.S.A. Feeder Trust, on behalf of TT Europe Mutual Fund (the "Fund"), approved Plans of Liquidation and Dissolution for the Fund.

   In accordance with the Plans, the Fund is no longer accepting purchase orders for its shares. In addition, as of September 19, 2005, the Fund will begin converting its assets into cash or cash equivalents and will no longer be pursuing its stated investment objectives.

   Shareholders are encouraged to redeem their Shares and may redeem their Shares of the Fund any time prior to the liquidating distributions referred to in the next paragraph, which are expected to occur on or about September 26, 2005 (the "Primary Liquidation Date"). The Fund will, from August 29, 2005, waive any redemption fee that would otherwise apply to redemptions of Fund shares for all shareholders.

   As of the Primary Liquidation Date, the Fund shall pay to each shareholder, other than TT International Investment Management, in full satisfaction of its Fund shareholding, a liquidating distribution equal to the amount of redemption proceeds that such shareholder would have received had such shareholder redeemed all of its Fund shares on the Primary Liquidation Date.



--------------------------------------------------------------------------------
                                      29                     www.ttintfunds.com

TT Europe Portfolio

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Portfolio's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Portfolio's average net assets; this percentage is known as the Portfolio's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the last six-month period. The "Expenses Paid During Period" column shows the estimated actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

                             Beginning       Ending                     Expenses
                              Account       Account      Annualized       Paid
                               Value         Value         Expense       During
TT EUROPE PORTFOLIO          12/31/04       6/30/05        Ratios        Period*
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN     $1,000.00     $1,023.90         0.93%         $4.67
HYPOTHETICAL 5% RETURN      $1,000.00     $1,020.18         0.93%         $4.66
--------------------------------------------------------------------------------

*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
1-888-465-5722                        30

                                                    TT ACTIVE INTERNATIONAL
                                                                MUTUAL FUND
                                                          TT EAFE PORTFOLIO



                                                  [Picture Graphic Omitted]

                                               [TT International Logo Omitted]

PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Fellow Shareholder,

I am pleased to present to you the interim report for the TT Active International Mutual Fund and the TT EAFE Portfolio.

As of June 30, 2005 the net assets and performance of the TT Active International Mutual Fund were:

               Net Assets                      US$ 15,151,044

               Year-to-date performance
                  as of 6/30/05                -1.01%*
               MSCI EAFE Index                 -1.17%

The negative headline return is more a reflection of dollar strength than equity weakness as most stockmarkets enjoyed a positive first half. Following a good first quarter, buoyed by a positive reporting season and supportive macro data, equities suffered heavy selling in April on concerns over slowing global growth. Stock markets then rallied sharply in the second quarter on stronger-than-expected economic data despite further rate hikes in the U.S., sharply rising oil prices and mounting geopolitical tensions over the revaluation of China's currency and victory for hardliners in Iran's presidential elections. Whilst this uncertainty is likely to continue, we think the growth outlook has substantially improved which should support our growth-oriented portfolio.

While markets have proved no less challenging than in recent periods we are pleased with the steady improvement in the Fund's performance. As we mentioned in the last annual letter we addressed the problem of disappointing stock selection in Asia and Japan by hiring three very talented and experienced individuals at the beginning of last year. Recent results have been encouraging. After a difficult first quarter, relative returns improved significantly in the second quarter. While Europe continues to provide the foundation for positive performance, returns in the Far East have now stabilized with stock selection in the region broadly flat in the second quarter.




*Six months ended June 30, 2005 for TT Active International Mutual Fund, Institutional Class
--------------------------------------------------------------------------------
1-888-465-5722                        32

Subsequent to the period under review, TT International decided not to seek renewal of our mandate as manager of the fund and the Trustees voted to close it. You will already have received separate communication on this detailing your options.

This was not a decision lightly taken but we have not been able to attract investors who could share the ever increasing cost of managing U.S. mutual funds. In addition, in the last four years, the financial system has suffered three shocks: 9/11, the Enron and related accounting scandals and the exposure of market timing abuses. All have been met with laws and regulations which, individually, seem reasonable responses but, collectively, have fundamentally changed the landscape of U.S. retail fund management. Regulatory risk and the penalties for inadvertent breach have risen dramatically as have the costs that such extra regulations import into our business.

Reluctantly we concluded that it is in the best interest of TT, which is an unlimited liability partnership, that we forego the opportunity of managing our own mutual funds. For further information please refer to Note 7 on page 46.

I thank you for your support over the past few years.

Sincerely,

/s/ David Burnett

David Burnett
President




--------------------------------------------------------------------------------
                                      33                      www.ttintfunds.com

TT Active International Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS


YEAR-TO-DATE PERFORMANCE
AS OF 06/30/05   TT ACTIVE INTERNATIONAL MUTUAL FUND -1.01%*    MSCI EAFE -1.17%
   The Fund recovered following a difficult start to end the first half down 1% and only slightly behind the MSCI EAFE benchmark. Although equity market returns were generally positive in local terms the Fund posted a negative base currency return due to the strength of the dollar. In broad terms, positive stock selection in Europe was offset by negative stock returns in the Far East, particularly in Japanese banks. With European markets performing well in relative terms and Japan succumbing to concerns over the external environment, allocation (underweight Europe, overweight Japan) was negative although we reduced Japan in favour of Europe towards the end of the second quarter. Hedging the falling Euro back to US dollars was a significant source of added value, particularly in the second quarter.

FIRST QUARTER 2005 TT ACTIVE INTERNATIONAL MUTUAL FUND -1.64%* MSCI EAFE -0.17%

   MARKETS
   Most major equity markets moved higher during the first quarter of 2005 thanks to a positive reporting season and supportive macro data. However the Federal Reserve's inflation warning, which prompted fears of higher US interest rates, saw markets fall in the closing weeks of March. Emerging Markets were worst affected as rising risk aversion led to heavy fund flows out of higher-risk markets.

   PORTFOLIO
   Our investment outlook remained broadly unchanged during the first quarter and the Portfolio retained its pro-cyclical bias. In Japan we expect to see further signs of reflation this year and data has been broadly supportive of this view. We therefore maintained the Portfolio's overweight allocation with stocks geared to a domestic recovery. With risk appetite fading we reduced positions in Asia and Emerging Markets but increased exposure to Taiwan in anticipation of a recovery in the tech cycle. With growth in Europe continuing to disappoint we remained underweight but focused on areas likely to benefit from improving global growth and a weaker Euro -- e.g. Industrials and Materials. In sector terms the most significant change came in Financials where we substantially reduced our position given rising interest rates but also following a strong reporting season which allowed us to sell into relative strength.



*Institutional Class

--------------------------------------------------------------------------------
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

TT Active International Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS (CONTINUED)


   PERFORMANCE
   With risk appetite fading globally towards the end of the quarter our pro-cyclical portfolio suffered as investors turned more defensive. Stock selection was positive in Europe but negative in Asia and Japan which caused the fund to underperform. Japanese banks were the largest negative contributors although Information Technology stocks in the Far East also underperformed.

SECOND QUARTER 2005 TT ACTIVE INTERNATIONAL MUTUAL FUND +0.64%* MSCI EAFE -1.01%

   MARKETS
   Stock markets around the world rallied sharply after concerns over slowing global growth had caused heavy selling in April. Equities rebounded on stronger-than-expected economic data despite further rate hikes in the US, sharply rising oil prices and mounting geopolitical tensions over the revaluation of China's currency, the renminbi.

   PORTFOLIO
   We continued to run a broadly pro-growth Portfolio in Europe (and increased our weighting over the quarter) given the relative strength of the equity market and the brighter outlook for global, if not regional, growth. We remain modestly overweight Japan although we reduced the fund's exposure over the quarter as concerns over the external environment undermined the market's relative performance. In the Far East we added a number of names in Australia and reduced Asian Emerging Markets, notably Taiwan where we took profits in a number of tech names. While the Portfolio remains pro-growth in stance we substantially increased our exposure to the Energy sector given continued strength in the price of oil.

   PERFORMANCE
   Positive stock selection in Europe -- in Industrials, Materials and Consumer Staples -- accounted for much of the Portfolio's outperformance in the second quarter. Elsewhere, Asian emerging markets added value while Japan and the rest of Asia underperformed modestly. Our partial hedge of the Portfolio's Euro exposure (back to dollars) also added value although we took some profits towards the end of the quarter.


*Institutional Class

--------------------------------------------------------------------------------
                                      35                      www.ttintfunds.com

TT Active International Mutual Fund

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
ASSETS:
Investments in TT EAFE Portfolio, at value                          15,229,644
Receivable from investment adviser                                      40,303
Other assets                                                             5,247
------------------------------------------------------------------------------
Total assets                                                        15,275,194
------------------------------------------------------------------------------
LIABILITIES:
Payable for professional fees                                           93,006
Payable for transfer agent fees                                         16,945
Payable for administration fees                                          4,541
Payable for distribution and service fees - Class 1                         15
Accrued expenses and other liabilities                                   9,643
------------------------------------------------------------------------------
Total liabilities                                                      124,150
------------------------------------------------------------------------------
NET ASSETS                                                          15,151,044
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     17,126,855
Undistributed net investment income                                     83,552
Accumulated net realized loss on investments and
   foreign currency transactions                                    (4,293,135)
Net unrealized appreciation on investments                           2,233,772
------------------------------------------------------------------------------
NET ASSETS                                                          15,151,044
------------------------------------------------------------------------------
NET ASSETS
Institutional Class                                                 15,062,829
Class 1                                                                 88,215
------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
SHARES AUTHORIZED; NO PAR VALUE)
Institutional Class                                                  1,920,244
Class 1                                                                  5,222
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE (OFFERING AND
REDEMPTION PRICE)
Institutional Class (15,062,829 / 1,920,244 shares outstanding)           7.84
Class 1 (88,215 / 5,222 shares outstanding)                              16.89
------------------------------------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1-888-465-5722                        36

TT Active International Mutual Fund

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income* (net of foreign taxes withheld of $70,874)            236,692
Interest income*                                                         6,855
------------------------------------------------------------------------------
Total investment income                                                243,547
------------------------------------------------------------------------------
EXPENSES:
Expenses allocated from TT EAFE Portfolio*                             137,834
Investment advisory fee                                                 28,320
Professional fees                                                      107,376
Transfer agent fees                                                     27,091
Administration fees                                                     22,811
Trustees' fees and expenses                                             15,553
Blue sky expense                                                        11,435
Distribution and service fee - Class 1                                   5,239
Printing and postage expense                                             4,933
Other fees                                                              15,809
------------------------------------------------------------------------------
Total expenses                                                         376,401
Less expense waiver and reimbursement                                 (276,891)
------------------------------------------------------------------------------
Net expenses                                                            99,510
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  144,037
------------------------------------------------------------------------------
REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain on:
Investment security transactions*                                    1,574,800
Foreign currency translation*                                           51,822
------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investment securities and foreign currency translation*             (2,084,881)
------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                               (458,259)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  (314,222)
------------------------------------------------------------------------------
*Allocated from TT EAFE Portfolio



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                      37                      www.ttintfunds.com

TT Active International Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS


                                             SIX MONTHS ENDED
                                                JUNE 30, 2005         YEAR ENDED
                                                  (UNAUDITED)  DECEMBER 31, 2004
                                                          US$                US$
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                 144,037           405,818
Net realized gain on investments and foreign
   currency transactions                            1,626,622         7,842,721
Net change in net unrealized depreciation
   on investments and foreign currency translation (2,084,881)       (4,110,829)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                         (314,222)        4,137,710
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Net investment income
Institutional Class                                        --          (555,125)
Class 1                                                    --           (34,441)
--------------------------------------------------------------------------------
Total dividends                                            --          (589,566)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
Net proceeds from shares sold
Institutional Class                                 1,402,368        36,199,801
Class 1                                               503,376         5,027,754
Reinvestment of dividends
Institutional Class                                        --           554,685
Class 1                                                    --            34,441
Redemption Fees
Institutional Class                                        --                --
Class 1                                                    --               106
Cost of shares redeemed
Institutional Class                                   (58,000)      (62,163,541)
Class 1                                            (5,455,628)         (327,148)
--------------------------------------------------------------------------------
Net decrease from fund share transactions          (3,607,884)      (20,673,902)
--------------------------------------------------------------------------------
Total decrease in net assets                       (3,922,106)      (17,125,758)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                19,073,150        36,198,908
--------------------------------------------------------------------------------
End of period*                                     15,151,044        19,073,150
--------------------------------------------------------------------------------
*Including undistributed (distribution in excess of)
   net investment income                               83,552           (60,485)
--------------------------------------------------------------------------------
CHANGES IN SHARES OUTSTANDING:
Institutional Class:
Beginning shares outstanding                        1,749,943         5,012,991
Shares sold                                           177,714         4,805,230
Shares issued on reinvestment of dividends                 --            70,125
Shares redeemed                                        (7,413)       (8,138,403)
--------------------------------------------------------------------------------
Ending shares outstanding                           1,920,244         1,749,943
--------------------------------------------------------------------------------
Class 1:
Beginning shares outstanding                          303,368             2,995
Shares sold                                            29,596           321,076
Shares issued on reinvestment of dividends                 --             2,005
Shares redeemed                                      (327,742)          (22,708)
--------------------------------------------------------------------------------
Ending shares outstanding                               5,222           303,368
--------------------------------------------------------------------------------





                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1-888-465-5722                        38

TT Active International Mutual Fund
Institutional Class
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING
                                                                                                     PERIOD FROM
                                                                                                 OCTOBER 2, 2000
                                                                                                   (COMMENCEMENT
                              SIX MONTHS          YEAR          YEAR          YEAR          YEAR   OF OPERATIONS)
                                   ENDED         ENDED         ENDED         ENDED         ENDED         THROUGH
                           JUNE 30, 2005  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                             (UNAUDITED)          2004          2003          2002          2001            2000
                                     US$           US$           US$           US$           US$             US$
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
BEGINNING OF PERIOD              $  7.92       $  7.21       $  5.47       $  6.74       $  9.51       $ 10.00
----------------------------------------------------------------------------------------------------------------
Net investment income               0.06(1)       0.05(1)       0.09(1)       0.08          0.02          0.03
Net realized and unrealized
   appreciation (depreciation)     (0.14)         0.80          1.79         (1.21)        (2.79)        (0.52)
----------------------------------------------------------------------------------------------------------------
Total from investment
   operations                      (0.08)         0.85          1.88         (1.13)        (2.77)        (0.49)
----------------------------------------------------------------------------------------------------------------
Dividends from net
   investment income                  --         (0.14)        (0.14)        (0.14)           --            --
----------------------------------------------------------------------------------------------------------------
Redemption fees                       --            --            --            --            --            --
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -
END OF PERIOD                    $  7.84       $  7.92       $  7.21       $  5.47       $  6.74       $  9.51
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN+                      (1.01)%^      11.73%        34.87%       (16.73)%      (29.13)%       (4.85)%^
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period
   (thousands)                   $15,063       $13,855       $36,152       $43,613       $55,239       $62,914
Gross Expenses (to average
   daily net assets)                4.04%*        1.89%         1.95%         1.39%         1.65%         5.36%*
Net Expenses (to average
   daily net assets)                1.00%*        1.00%         1.00%         1.00%         1.07%         1.20%*
Net Investment Income
   (to average daily net assets)    1.52%*        0.73%         1.49%         1.22%         0.30%         1.31%*

For the period from June 1, 2001 to October 1, 2006, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of the Fund's average daily net assets for Institutional Class shares.

For the period from October 2, 2000 (commencement of operations) through May 31, 2001, TTI has agreed not to impose its investment advisory fee and reimbursed the Fund for its operating expenses to the extent necessary so that the Fund's aggregate expenses, net of waivers and reimbursement would not exceed, on a per annum basis, 1.20% of the Fund's daily net assets.

If this contractual action had not been taken, the investment income (loss) per share and ratios would have been: Net Investment Income (Loss)
   (to average daily net assets)   (1.52)%*      (0.16)%        0.54%         0.84%        (0.28)%       (2.85)%*
Net Investment Income (Loss)
   per share                      $(0.06)(1)    $(0.01)(1)     $0.03(1)      $0.05        $(0.02)       $(0.07)
---------------------------------------------------------------------------------------------------------------
(1) Computed using average shares outstanding for the period.
 +  Total return would have been lower in the absence of expense waivers.
 ^  Not annualized.
 *  Annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.



                                     SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                      39                      www.ttintfunds.com

TT Active International Mutual Fund
Class 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                                        PERIOD FROM
                                                                                     MARCH 13, 2003
                                                                                      (COMMENCEMENT
                                                          SIX MONTHS          YEAR   OF OPERATIONS)
                                                               ENDED         ENDED          THROUGH
                                                       JUNE 30, 2005   DECEMBER 31,    DECEMBER 31,
                                                         (UNAUDITED)           2004            2003
                                                                 US$            US$             US$
---------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                         $17.20        $15.54           $10.00
---------------------------------------------------------------------------------------------------
Net investment income/(loss)(1)                                 0.13(1)      (0.03)            0.12
Net realized and unrealized appreciation (depreciation)        (0.44)         1.80             5.53
---------------------------------------------------------------------------------------------------
Total from investment operations                               (0.31)         1.77             5.65
---------------------------------------------------------------------------------------------------
Dividends from net investment income                              --         (0.11)           (0.11)
---------------------------------------------------------------------------------------------------
Redemption fees                                                   --            --               --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                               $16.89        $17.20           $15.54
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (1.80)%^      11.42%           56.80%^
---------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (thousands)                          $  88        $5,218            $  47
Gross Expenses (to average daily net assets)                    3.81%*        2.37%            2.35%*
Net Expenses (to average daily net assets)                      1.25%*        1.25%            1.25%*
Net Investment Income/(Loss)
   (to average daily net assets)                                1.56%*       (0.18)%           1.15%*

For the period from commencement of operations until October 1, 2006, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.25% of the Fund's average daily net assets for Class 1 shares.

If this contractual action had not been taken, the investment income/(loss) per share and ratio would have been:
Net Investment Income/(Loss)
   (to average daily net assets)                (1.00)%*       (1.30)%         0.05%*
Net Investment Income/(Loss) per share(1)      $(0.08)        $(0.20)         $0.01

(1) Computed using average shares outstanding for the period.
 ^  Not annualized.
 *  Annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1-888-465-5722                        40

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION
   TT Active International Mutual Fund (the "Fund") is a series of TT International U.S.A. Feeder Trust (the "Feeder Trust"). The Feeder Trust is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Feeder Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of May 26, 2000.

   The Fund commenced operations on October 2, 2000, offering a single class of shares. The Fund's initial investment of $100,000 was made on September 26, 2000. On September 1, 2002, the Fund established three additional classes of shares known as Class 1 Shares, Class 2 Shares and Class 3 Shares. Class 1 shares commenced operations on March 13, 2003. The Fund is not currently accepting purchase orders for Institutional Class Shares, Class 1 Shares, Class 2 Shares or Class 3 Shares.

   The Fund seeks to achieve its investment objective by investing all its assets in TT EAFE Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International Investment Management ("TTI") is the Portfolio's investment manager.

   The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included starting on page 49 of this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   A. USE OF ESTIMATES
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.






--------------------------------------------------------------------------------
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

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
   B. SECURITY VALUATION
      The Fund invests all of its assets in the Portfolio, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (37.2% at June 30, 2005). The method by which the Portfolio values its securities is discussed in Note 2 of the Portfolio's notes to the financial statements, which are included starting on page 57 in this report.

   C. SECURITIES TRANSACTIONS AND INCOME RECOGNITION
      The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Portfolio. See
      Note 2 of the Portfolio's notes to financial statements for its policies on securities transactions and income recognition, which are included starting on page 57 of this report.

   D. DISTRIBUTIONS TO SHAREHOLDERS
      Distributions to shareholders from net investment income are declared and distributed annually. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses, will be declared and distributed annually, generally in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for Federal income tax purposes, whether the distributions are made in cash or in additional shares.

   E. EXPENSES
      Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Feeder Trust are allocated to the Fund on the basis of relative daily net assets.

   F. CLASSES
      Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.




--------------------------------------------------------------------------------
1-888-465-5722                        42

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
   For its services under a Management Agreement with respect to the Fund, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 0.80% of the Fund's average daily net assets for the Fund's fiscal year or (ii) the difference between 0.80% of the Fund's average daily net assets for the Fund's fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's fiscal year from the Portfolio.

   For its services under a Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.

   For the period from June 1, 2001 and March 13, 2003 until October 1, 2006, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class Shares and 1.25% of its average daily net assets for Class 1 Shares, respectively. TTI may not receive subsequent reimbursement from the Fund of any fees waived or expenses so reimbursed by TTI.

   Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Fund for serving as officers of the Trust.

   The Feeder Trust has adopted a Rule 12b-1 service plan for its Class 1 Shares. Under the service plan, the Fund pays the following distribution and/or service fees at an annual rate of the average daily net assets of the Fund attributable to the applicable class:


                                                                         CLASS 1
                                                                          SHARES
--------------------------------------------------------------------------------
Distribution and/or Service Fees                                           0.25%




--------------------------------------------------------------------------------
                                      43                      www.ttintfunds.com

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
   Such fees may be used to make payments to the Distributor for distribution services, to third party providers in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional infor-mation and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, third party providers and others for providing shareholder service or the maintenance of shareholder accounts.

4. FEDERAL INCOME TAXES
   The Fund is treated as a separate entity for U.S. Federal income tax purposes. The Fund intends to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from Federal income and excise taxes.

   At December 31, 2004, the Fund had capital loss carryforwards available to offset future capital gains, if any, of the following amounts:

   YEAR OF EXPIRATION                                                     AMOUNT
--------------------------------------------------------------------------------
   2009                                                               $6,153,651
   2010                                                                  814,423
                                                                      ----------
   Total                                                              $6,968,074
                                                                      ==========

   The annual utilization of the Fund's capital loss carryovers has been limited by a 2004 "change in ownership" of the Fund for federal income tax purposes. The annual limitation is $814,423 which can be further increased by the amount of recognized built in gain. Both the annual limitation and the projected recognized built in gain have been included in the $6,968,074 capital loss carryover. As a result, certain capital loss carryovers will expire before the "change in ownership" limitations would otherwise permit their utilization. These permanently lost carryovers in the amount of $13,935,889 have been reclassified as a reduction of the Fund's paid-in capital.





--------------------------------------------------------------------------------
1-888-465-5722                        44

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

4. FEDERAL INCOME TAXES (continued)
   During the year ended December 31, 2004, the Fund utilized $7,164,952 of capital loss carryforwards to offset capital gains.

   Income and capital gain distributions are determined in accordance with U.S. income tax regulations which may differ from accounting principles generally accepted in the United States of America. Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and Federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. These temporary and permanent differences are primarily due to losses on wash sale transactions and capital loss carryforwards.

   The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                          ORDINARY
                                           INCOME
                                          --------
   2004                                   $589,566
   2003                                    826,583


   As of December 31, 2004, the components of accumulated losses were as follows:


   Undistributed ordinary income       $   302,856
   Undistributed long-term capital gain    601,456
   Capital loss carryforwards           (6,968,074)
   Net unrealized appreciation           3,763,019
   Other temporary differences             (73,077)
                                        ----------
   Total accumulated loss              $(2,373,820)
                                       ===========


   See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.




--------------------------------------------------------------------------------
                                      45                      www.ttintfunds.com

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

5. CONCENTRATION/RISKS
   At June 30, 2005, 99% of total shares outstanding were held by four record shareholders in the Fund. These shareholders are comprised of omnibus accounts that are held on behalf of several individual shareholders.

   In the normal course of business, the Feeder Trust enters into contracts that provide general indemnifications. The Feeder Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Feeder Trust and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

6. REDEMPTION FEES
   Upon redemption or exchange of the Fund's shares held less than sixty days, a fee of 2.00% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The Fund reserves the right, in its sole discretion, to waive this redemption fee when, in the judgment of TTI, such waiver would be in interest of the Fund. For the six months ended, June 30, 2005, the Fund retained no redemption fees.

7. SUBSEQUENT EVENTS
   On August 19, 2005, the Board approved a special capital gains distribution for the TT Active International Mutual Fund to avoid any Federal income tax liability or excise tax liability. On that date, the Board also approved an ordinary income distribution to pay prior year undistributed income. The ex-date of the distribution was August 23, 2005 with a pay date of August 24, 2005. The accompanying chart details the per-share amounts paid from each Fund.


                                        ORDINARY    SHORT-TERM      LONG-TERM
                                         INCOME    CAPITAL GAIN    CAPITAL GAIN
                                         -------   ------------    ------------
   TT Active International
      Mutual Fund -- Institutional       $0.1771      $0.0000        $3.2757
   TT Active International
      Mutual Fund -- Class 1             $0.0000      $0.0000        $3.2757


   On August 24, 2005, the Board of Trustees of TT International U.S.A. Feeder Trust, on behalf of TT Active International Mutual Fund (the "Fund"), approved Plans of Liquidation and Dissolution for the Fund.





--------------------------------------------------------------------------------
1-888-465-5722                        46

TT Active International Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS
CONCLUDED

   In accordance with the Plans, the Fund is no longer accepting purchase orders for its shares. In addition, as of September 19, 2005, the Fund will begin converting its assets into cash or cash equivalents and will no longer be pursuing its stated investment objectives.

   Shareholders are encouraged to redeem their Shares and may redeem their Shares of the Fund any time prior to the liquidating distributions referred to in the next paragraph, which are expected to occur on or about September 26, 2005 (the "Primary Liquidation Date"). The Fund will, from August 29, 2005, waive any redemption fee that would otherwise apply to redemptions of Fund shares for all shareholders.

   As of the Primary Liquidation Date, the Fund shall pay to each shareholder, other than TT International Investment Management, in full satisfaction of its Fund shareholding, a liquidating distribution equal to the amount of redemption proceeds that such shareholder would have received had such shareholder redeemed all of its Fund shares on the Primary Liquidation Date.



--------------------------------------------------------------------------------
                                      47                      www.ttintfunds.com

TT Active International Mutual Fund

DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the last six-month period. The "Expenses Paid During Period" column shows the estimated actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.



                                      Beginning     Ending              Expenses
                                       Account      Account  Annualized   Paid
TT ACTIVE INTERNATIONAL MUTUAL FUND,    Value        Value     Expense   During
INSTITUTIONAL                         12/31/04      6/30/05    Ratios    Period*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN                   $1,000.00     $  989.90    1.00%    $4.93
HYPOTHETICAL 5% RETURN                1,000.00      1,019.84    1.00      5.01
--------------------------------------------------------------------------------
TT ACTIVE INTERNATIONAL MUTUAL FUND, CLASS 1
--------------------------------------------------------------------------------
ACTUAL FUND RETURN                   $1,000.00     $  982.00    1.25%    $6.14
HYPOTHETICAL 5% RETURN                1,000.00      1,018.60    1.25      6.26
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
1-888-465-5722                        48

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

[Bar Chart Omitted] Plot points follow:
Sector Weightings+:
22.3% Financials
16.6% Consumer Discretionary
15.6% Industrials
14.5% Telecommunication Services
 9.9% Basic Materials
 9.0% Energy
 5.2% Utilities
 3.6% Information Technology
 3.0% Consumer Staples
 0.3% Equity Performance Linked Note
+Percentages based on total investments.



--------------------------------------------------------------------------------




COMMON STOCK -                    VALUE (NOTE 2)
92.44%                    SHARES             US$
------------------------------------------------
AUSTRALIA - 2.33%
BEVERAGES, FOOD &
TOBACCO - 0.50%
Coca-Cola Amatil Ltd.     13,421         80,716
Foster's Group Ltd.       30,138        122,214
------------------------------------------------
                                        202,930
-----------------------------------------------
DIVERSIFIED OPERATIONS - 0.76%
BHP Billiton Ltd.         12,636        174,816
Orica Ltd.                10,094        136,956
------------------------------------------------
                                        311,772
------------------------------------------------
DIVERSIFIED
TELECOMMUNICATIONS - 0.55%
Telstra                   58,725        226,500
------------------------------------------------
PAPERS & PACKAGING - 0.52%
Amcor Ltd.                41,415        211,509
------------------------------------------------
TOTAL AUSTRALIA                         952,711
------------------------------------------------

DENMARK - 0.96%
DIVERSIFIED
TELECOMMUNICATIONS - 0.96%
TDC A/S                    9,145        392,228
------------------------------------------------
TOTAL DENMARK                           392,228
------------------------------------------------


COMMON STOCK                      VALUE (NOTE 2)
(continued)               SHARES             US$
------------------------------------------------
FINLAND - 3.06%
PAPERS & PACKAGING - 1.09%
UPM-Kymmene Oyj           23,179        445,340
------------------------------------------------

WIRELESS TELECOMMUNICATIONS
SERVICES - 1.97%
Nokia Oyj                 48,081        806,201
------------------------------------------------
TOTAL FINLAND                         1,251,541
------------------------------------------------

FRANCE - 7.60%
AUTOMOTIVE - 1.99%
Renault SA                 9,227        814,344
------------------------------------------------

DIVERSIFIED
TELECOMMUNICATIONS - 1.68%
France Telecom SA         23,496        687,244
------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.54%
Schneider Electric SA      2,944        222,226
------------------------------------------------
OIL & GAS - 3.39%
Total SA                   5,897      1,387,151
------------------------------------------------
TOTAL FRANCE                          3,110,965
------------------------------------------------

GERMANY - 12.03%
AUTOMOTIVE - 2.65%
Bayerische Motoren
Werke AG                  10,506        479,893
Continental AG             8,400        606,000
------------------------------------------------
                                      1,085,893
------------------------------------------------
BANKS - 1.13%
Commerzbank AG            21,207        461,111
------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                      49                      www.ttintfunds.com

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

COMMON STOCK                      VALUE (NOTE 2)
(continued)               SHARES             US$
------------------------------------------------
CHEMICALS - 1.64%
Bayer AG                  20,049        669,675
------------------------------------------------
ELECTRIC - 4.08%
E.ON AG                   10,757        959,535
RWE AG                    10,950        707,640
------------------------------------------------
                                      1,667,175
------------------------------------------------
INSURANCE - 2.53%
Allianz AG                 9,010      1,035,932
------------------------------------------------
TOTAL GERMANY                         4,919,786
------------------------------------------------

HONG KONG - 1.63%
DIVERSIFIED OPERATIONS - 0.27%
Swire Pacific Ltd. Class A
Shares                    12,500        110,555
------------------------------------------------
DIVERSIFIED
TELECOMMUNICATIONS - 0.56%
China Netcom Group Corp.
Hong Kong Ltd.           158,000         229,683
------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.30%
Johnson Electric
  Holdings               134,500        123,715
------------------------------------------------
OIL & GAS - 0.50%
CNOOC Ltd.               337,500        201,893
------------------------------------------------
TOTAL HONG KONG                         665,846
------------------------------------------------

ITALY - 1.81%
BANKS - 1.81%
Capitalia SPA            131,954        739,645
------------------------------------------------
TOTAL ITALY                             739,645
------------------------------------------------


COMMON STOCK                      VALUE (NOTE 2)
(continued)               SHARES             US$
------------------------------------------------
JAPAN - 22.74%
AUTOMOTIVE - 1.31%
Toyota Motor Corp.        15,000        537,406
------------------------------------------------
BANKS - 2.91%
Mizuho Financial Group Inc.  263      1,191,463
------------------------------------------------
CHEMICALS - 0.53%
Nitto Denko Corp.          3,800        218,103
------------------------------------------------
COMPUTERS - 0.65%
Net One Systems Co. Ltd.     103        265,842
------------------------------------------------
DIVERSIFIED OPERATIONS - 1.33%
Ricoh Co. Ltd.            15,000        234,591
Sony Corp.                 9,000        310,261
------------------------------------------------
                                        544,852
------------------------------------------------
DIVERSIFIED
TELECOMMUNICATIONS - 1.24%
Tokyo Broadcasting System
  Inc.                    10,600        175,630
Trend Micro                4,000        142,587
Yahoo Japan Corporation       90        189,243
------------------------------------------------
                                        507,460
------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.80%
Fanuc Ltd.                 9,000        572,602
Kansai Electric Power     16,000        321,993
Murata Manufacturing Co.
Ltd. 8,700 443,597 Secom
  Co. Ltd.                 5,000        215,233
------------------------------------------------
                                       1,553,425
------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1-888-465-5722                        50

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

COMMON STOCK                        VALUE (NOTE 2)
(continued)               SHARES               US$
--------------------------------------------------
FINANCIAL SERVICES - 1.79%
Credit Saison Co. Ltd.     8,100          269,732
Orix Corp.                 2,900          435,484
SFCG Co. Ltd.                110           25,761
--------------------------------------------------
                                          730,977
--------------------------------------------------
INSURANCE - 1.13%
Mitsui Sumitomo
Insurance                 51,000          459,787
--------------------------------------------------

MACHINERY - 3.11%
Hitachi Construction Machinery
Co. Ltd.                  35,100          419,071
Komatsu Ltd.              20,000          155,401
SMC Corp.                  6,400          698,854
--------------------------------------------------
                                        1,273,326
--------------------------------------------------
OIL & GAS - 0.61%
INPEX                         44          249,364
--------------------------------------------------

REAL ESTATE - 0.39%
Mitsui Fudosan Co. Ltd.   14,000          157,296
--------------------------------------------------
SEMICONDUCTOR EQUIPMENT &
PRODUCTS - 1.28%
Elpida Memory Inc.         5,500          177,691
NEC Electronics Corp.      7,700          347,442
--------------------------------------------------
                                          525,133
--------------------------------------------------
TRADING COMPANIES &
DISTRIBUTORS - 2.66%
Marubeni Corp.            85,000          292,257
Mitsui & Co. Ltd.         84,000          795,957
--------------------------------------------------
                                        1,088,214
--------------------------------------------------
TOTAL JAPAN                             9,302,648
--------------------------------------------------


COMMON STOCK                        VALUE (NOTE 2)
(continued)               SHARES               US$
--------------------------------------------------
MALAYSIA - 0.43%
BANKS - 0.43%
Commerce Asset Holdings
BHD                      132,400          175,953
--------------------------------------------------
TOTAL MALAYSIA                            175,953
--------------------------------------------------

NETHERLANDS - 3.43%
BEVERAGES, FOOD &
TOBACCO - 1.25%
Koninklijke Ahold NV*     62,029          510,650
--------------------------------------------------
OIL & GAS - 2.18%
Royal Dutch Petroleum Co. 13,676          894,073
--------------------------------------------------
TOTAL NETHERLANDS                       1,404,723
--------------------------------------------------

NORWAY - 1.76%
OIL & GAS - 1.76%
Statoil ASA               35,200          718,774
--------------------------------------------------
TOTAL NORWAY                              718,774
--------------------------------------------------

SINGAPORE - 0.88%
DIVERSIFIED OPERATIONS - 0.21%
Sembcorp Industries       53,420           84,532
--------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.12%
Venture Corp. Ltd.         5,000           47,413
--------------------------------------------------
REAL ESTATE - 0.55%
City Developments Ltd.    51,000          226,694
--------------------------------------------------
TOTAL SINGAPORE                           358,639
--------------------------------------------------



                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                      51                      www.ttintfunds.com

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)



COMMON STOCK                        VALUE (NOTE 2)
(continued)               SHARES               US$
--------------------------------------------------
SOUTH KOREA - 0.92%
BANKS - 0.52%
Hana Bank                  7,980          213,881
--------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.40%
Samsung Electronics
Co. Ltd.                     340          162,516
--------------------------------------------------
TOTAL SOUTH KOREA                         376,397
--------------------------------------------------

SWEDEN - 4.70%
AUTOMOTIVE - 1.15%
Volvo AB, Class B Shares  11,546          470,182
--------------------------------------------------
BANKS - 0.97%
Skandinaviska Enskilda
Banken, Class A Shares    23,780          395,879
--------------------------------------------------
MACHINERY - 1.07%
Atlas Copco, Class A
Shares                    27,588          438,076
--------------------------------------------------
WIRELESS TELECOMMUNICATIONS
SERVICES - 1.51%
Telefonaktiebolaget LM
Ericsson, Class B Shares 193,122          620,744
--------------------------------------------------
TOTAL SWEDEN                            1,924,881
--------------------------------------------------

SWITZERLAND - 6.43%
BANKS - 2.42%
UBS AG                    12,670          988,994
--------------------------------------------------
BUILDING MATERIALS - 1.43%
Holcim Ltd.                9,612          585,228
--------------------------------------------------


COMMON STOCK                        VALUE (NOTE 2)
(continued)               SHARES               US$
--------------------------------------------------
CHEMICALS - 1.15%
Syngenta AG                4,569          470,417
--------------------------------------------------

INSURANCE - 1.43%
Zurich Financial
Services AG                3,401          586,169
--------------------------------------------------
TOTAL SWITZERLAND                       2,630,808
--------------------------------------------------

TAIWAN - 0.53%
SEMICONDUCTOR EQUIPMENT &
PRODUCTS - 0.53%
Advanced Semiconductor
Engineering              288,000          215,894
--------------------------------------------------
TOTAL TAIWAN                              215,894
--------------------------------------------------

UNITED KINGDOM - 21.20%
AIRLINES - 1.77%
British Airways PLC*     153,445          724,731
--------------------------------------------------
BANKS - 3.00%
Standard Chartered PLC    67,150        1,227,693
--------------------------------------------------
BEVERAGES, FOOD &
TOBACCO - 1.06%
British American
Tobacco PLC               22,487          433,698
--------------------------------------------------
DIVERSIFIED OPERATIONS - 6.29%
BAE Systems PLC          146,325          752,738
BHP Billiton PLC          43,469          554,757
Reuters Group PLC         66,619          471,671
Rolls-Royce Group PLC    150,941          777,161
Rolls-Royce Group PLC,
Class B Shares         9,074,450           15,940
--------------------------------------------------
                                        2,572,267
--------------------------------------------------


                      SEE NOTES TO THE FINANCIAL STATEMENTS

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

TT EAFE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

COMMON STOCK                        VALUE (NOTE 2)
(concluded)               SHARES               US$
--------------------------------------------------
ENTERTAINMENT - 1.07%
Carnival PLC               7,695          436,818
--------------------------------------------------
MINERALS - 3.15%
Xstrata PLC               66,812        1,289,775
--------------------------------------------------
REAL ESTATE - 0.80%
Intercontinental Hotels
Group PLC                 25,943          327,601
--------------------------------------------------
WIRELESS TELECOMMUNICATIONS
SERVICES - 4.06%
O2 PLC                   254,689          622,000
Vodafone Group PLC       426,910        1,040,684
--------------------------------------------------
                                        1,662,684
--------------------------------------------------
TOTAL UNITED KINGDOM                    8,675,267
--------------------------------------------------
TOTAL COMMON STOCK
(Cost $36,823,788)                     37,816,706
--------------------------------------------------

PREFERRED STOCK -
1.49%

GERMANY - 1.49%
AUTOMOTIVE - 1.49%
Porsche AG*                  809          608,846
--------------------------------------------------
TOTAL PREFERRED STOCK
(Cost $533,489)                           608,846
--------------------------------------------------

EQUITY PERFORMANCE
LINKED NOTE** - 0.30%
INDIA - 0.30%
Industrial Development
Bank of India*+           51,409          121,881
--------------------------------------------------
TOTAL EQUITY PERFORMANCE
LINKED NOTE
(Cost $102,665)                           121,881
--------------------------------------------------
TOTAL INVESTMENTS - 94.23%
(Cost $37,459,942)                     38,547,433
--------------------------------------------------


                                    VALUE (NOTE 2)
                                               US$
--------------------------------------------------
OTHER ASSETS IN EXCESS
OF LIABILITIES - 5.77%                  2,362,125
--------------------------------------------------
NET ASSETS - 100.00%                   40,909,558
--------------------------------------------------
The following forward currency contracts were
outstanding on June 30, 2005:
------------------------------------------------------------
                                              Net Unrealized
Settlement     Deliver/           Receive/    Appreciation/
Date       Units of Currency    In Exchange  For(Depreciation)
------------------------------------------------------------
07/07/05    HKD $  3,993,449   EUR $  420,000   ($5,161)
07/11/05    SGD      530,660   EUR    260,000       222
07/15/05    USD    2,155,633   EUR  1,775,000    (5,746)
07/21/05    USD      300,000   JPY 33,132,600      (363)
07/15/05    EUR    4,700,000   USD  5,677,374   (15,284)
07/21/05    JPY  242,624,000   USD  2,230,000    35,815
07/14/05    SEK    2,863,148   USD    380,000    13,034
                                                -------
                                                $22,517
                                                =======
 * Non-income producing security.
** See Note 2 in Notes to Financial Statements.
 + Security considered illiquid.
EUR -- Euro
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
Ltd. -- Limited
PLC -- Public Liability Company
SEK -- Swedish Krona
SGD -- Singapore Dollar
USD -- U.S. Dollar

                      SEE NOTES TO THE FINANCIAL STATEMENTS

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TT EAFE Portfolio

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
                                                                             US$
--------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $37,459,942)                             38,547,433
Cash at interest*                                                        74,015
Foreign currency, at value (cost $1,802,715)                          1,797,223
Receivable for investments sold                                         790,345
Recoverable foreign taxes                                                74,536
Unrealized gain on open forward foreign currency exchange contracts      49,071
Dividend and interest receivable                                         34,136
Other assets                                                              5,562
--------------------------------------------------------------------------------
Total Assets                                                         41,372,321
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                       343,813
Unrealized loss on open forward foreign currency exchange contracts      26,554
Payable for professional fees                                            23,063
Payable for investment advisory fees                                     16,831
Payable for administration fees                                           8,429
Accrued expenses and other liabilities                                   44,073
--------------------------------------------------------------------------------
Total Liabilities                                                       462,763
--------------------------------------------------------------------------------
NET ASSETS                                                           40,909,558
--------------------------------------------------------------------------------
*See Note 2 in Notes to Financial Statements.


                      SEE NOTES TO THE FINANCIAL STATEMENTS

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TT EAFE Portfolio

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
                                                                             US$
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $164,810)             565,507
Interest income                                                          19,041
--------------------------------------------------------------------------------
Total Investment Income                                                 584,548
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                                                 125,664
Administration fees                                                      50,769
Custody fees                                                             59,818
Trustees' fees and expenses                                              35,130
Professional fees                                                        23,028
Printing fees                                                            13,302
Other fees                                                               33,257
--------------------------------------------------------------------------------
Total Expenses                                                          340,968
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   243,580
--------------------------------------------------------------------------------
REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain on:
Investment security transactions                                      4,346,439
Foreign currency transactions and forward foreign
   currency exchange contracts                                          144,542
--------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investment securities                                                (5,142,624)
Foreign currency translation and forward foreign
   currency exchange contracts                                         (171,280)
--------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                (822,923)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   (579,343)
--------------------------------------------------------------------------------


                      SEE NOTES TO THE FINANCIAL STATEMENTS

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TT EAFE Portfolio

STATEMENT OF CHANGES IN NET ASSETS


                                           SIX MONTHS ENDED
                                              JUNE 30, 2005           YEAR ENDED
                                                (UNAUDITED)    DECEMBER 31, 2004
                                                        US$                  US$
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                243,580            812,821
Net realized gain on investments, foreign
   currency transactions and foreign currency
   exchange contracts                              4,490,981         15,120,808
Net change in accrued foreign capital tax gains
   on appreciated securities                              --            (17,594)
Net change in unrealized depreciation on
   investments, foreign currency translation
   and foreign currency exchange contracts        (5,313,904)        (6,544,849)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  (579,343)         9,371,186
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Contributions                                      5,015,926         43,106,070
Withdrawals                                      (42,702,618)       (55,864,939)
--------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                          (37,686,692)       (12,758,869)
--------------------------------------------------------------------------------
Total decrease in net assets                     (38,266,035)        (3,387,683)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               79,175,593         82,563,276
--------------------------------------------------------------------------------
End of period                                     40,909,558         79,175,593
--------------------------------------------------------------------------------


                      SEE NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
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
TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION
   TT EAFE Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. TT Active International Mutual Fund held 37.2% and the LKCM International Fund held 62.8% of the Portfolio, respectively, as of June 30, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

   A. USE OF ESTIMATES
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   B. SECURITY VALUATION
      Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees. The Portfolio's Fair Value Procedures are implemented through a Valuation Committee (the "Committee") designated by the Portfolio's Board of Trustees.


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TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
   B. SECURITY VALUATION (continued)
      Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Portfolio's adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a meeting of the Valuation Committee be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser for the Portfolio that such limits have been exceeded. In such event, the adviser makes the determination whether a meeting of the Valuation Committee should be called based on the information provided.

   C. SECURITY TRANSACTIONS AND INCOME RECOGNITION
      Security transactions are accounted for on the trade date. Dividend income is rec-ognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.


--------------------------------------------------------------------------------
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

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
   D. EXPENSES
      Expenses that are directly related to the Portfolio are charged to the Portfolio. Other operating expenses of the Portfolio Trust are allocated to the Portfolio on the basis of relative daily net assets.

   E. FOREIGN CURRENCY TRANSLATION
      For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and Federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

   F. FORWARD FOREIGN CURRENCY CONTRACTS
      The Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable forward foreign exchange rate and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

   G. EQUITY-LINKED NOTES AND WARRANTS
      The Portfolio has invested in equity-linked notes, under which the payment of principal at maturity is indexed to the market values of a specified equity security or basket of equity securities. Equity Warrants permit the exchange of the warrant at any time until maturity for the underlying equity security. The notes are obligations of, and purchased from, a dealer who has agreed to make a secondary market in them at a price based on the daily closing values of the specified basket. In addition to the market risk of the underlying holding, the Portfolio bears additional counterparty risk to the issuing dealer. Under the terms of the notes, the Portfolio's maximum loss is limited to its initial investment.




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

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
   H. CASH AT INTEREST
      As of June 30, 2005, the Portfolio had $74,015 in cash held at Northern Trust (the "Custodian") and is classified as cash at interest on the Statement of Assets and Liabilities. The significant cash portion was due to a pending redemption from the TT Active International Mutual Fund. Amounts so invested are generally available on the same business day.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
      Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its services under the Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average net assets.

      Certain officers of the Portfolio Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Portfolio for serving as officers of the Portfolio Trust.

4. SECURITY TRANSACTIONS
   Purchases and sales of investments for the Portfolio, exclusive of short-term securities, for the six months ended June 30, 2005, were as follows:

   COST OF PURCHASES                                       PROCEEDS FROM SALES
   US$                                                                     US$
--------------------------------------------------------------------------------
   43,509,880                                                       63,314,131

5. FEDERAL INCOME TAXES
   The Portfolio intends to continue to qualify as a partnership for U.S. Federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. Federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. Federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its Federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").




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

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

5. FEDERAL INCOME TAXES (CONTINUED)
   It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the invest- ment company invested all of its assets in the corresponding Portfolio.


   At June 30, 2005, the Portfolio's aggregate unrealized appreciation and depreciation on investments based on cost for U.S. Federal income tax purposes were as follows:


                           UNREALIZED         UNREALIZED       NET UNREALIZED
   TAX COST              APPRECIATION       DEPRECIATION         APPRECIATION
   US$                            US$                US$                  US$
--------------------------------------------------------------------------------
   37,459,942               1,793,664           (706,173)            1,087,491


6. RISKS
   Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

   Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its invest-ment in foreign securities.

   In the normal course of business, the Portfolio Trust enters into contracts that provide general indemnifications. The Portfolio Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio Trust and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


--------------------------------------------------------------------------------
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

TT EAFE Portfolio

NOTES TO THE FINANCIAL STATEMENTS
CONTINUED

7. FINANCIAL HIGHLIGHTS
   The ratios of expenses and net investment income to average net assets, total return and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                      SIX MONTHS          YEAR          YEAR          YEAR          YEAR        PERIOD
                           ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                   JUNE 30, 2005  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                     (UNAUDITED)          2004          2003          2002          2001         2000*
--------------------------------------------------------------------------------------------------------
   Ratio of expenses        0.70%+        0.86%         1.08%         0.85%         0.85%         0.92%+
   Ratio of net
     investment income      0.50%+        0.82%         1.30%         1.38%         0.51%         0.39%+
   Portfolio Turnover         91%          192%          184%          231%          255%           37%
   Total Return            (0.67)%^      11.87%        34.79%       (18.51)%      (28.80)%       (4.54)%^

  * For the period October 2, 2000 (commencement of operations) through December 31, 2000.
  + Annualized.
  ^ Not Annualized.

8. SUBSEQUENT EVENT
   On August 24, 2005, the Board of Trustees of TT International U.S.A. Feeder Trust, on behalf of TT Active International Mutual Fund (the "Fund"), approved Plans of Liquidation and Dissolution for the Fund.

   In accordance with the Plans, the Fund is no longer accepting purchase orders for its shares. In addition, as of September 19, 2005, the Fund will begin converting its assets into cash or cash equivalents and will no longer be pursuing its stated investment objectives.

   Shareholders are encouraged to redeem their Shares and may redeem their Shares of the Fund any time prior to the liquidating distributions referred to in the next para- graph, which are expected to occur on or about September 26, 2005 (the "Primary Liquidation Date"). The Fund will, from August 29, 2005, waive any redemption fee that would otherwise apply to redemptions of Fund shares for all shareholders.

   As of the Primary Liquidation Date, the Fund shall pay to each shareholder, other than TT International Investment Management, in full satisfaction of its Fund shareholding, a liquidating distribution equal to the amount of redemption proceeds that such shareholder would have received had such shareholder redeemed all of its Fund shares on the Primary Liquidation Date.



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TT EAFE Portfolio

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Portfolio's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Portfolio's average net assets; this percentage is known as the Portfolio's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the last six-month period. The "Expenses Paid During Period" column shows the estimated actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.



                            Beginning       Ending                      Expenses
                             Account       Account       Annualized       Paid
                              Value         Value          Expense       During
TT EAFE PORTFOLIO           12/31/04       6/30/05         Ratios        Period*
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN     $1,000.00      $ 993.30         0.70%         $3.46
HYPOTHETICAL 5% RETURN      $1,000.00     $1,021.32         0.70%         $3.51
--------------------------------------------------------------------------------
*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
                                      63                      WWW.TTINTFUNDS.COM

ADVISER:
TT International Investment Management
Martin House, 5 Martin Lane
London EC4R 0DP

DISTRIBUTOR:
SEI Investments Distribution Co.
Oaks, PA 19456

ADMINISTRATOR:
SEI Investments Global Funds Services
Oaks, PA 19456

TRANSFER AGENT
Forum Shareholder Services LLC
P.O. Box 446
Portland, ME 04112
888-465-5722

LEGAL COUNSEL:
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. Each Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that are used by the Trust's investment adviser to vote proxies relating to the Trust's portfolio securities, as well as information relating to how the Trust's investment adviser voted proxies relating to the Trust's portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-465-5722; (ii) on the Trust website at http:/www.ttintfunds.com; and (iii) on the Commission's website at http://www.sec.gov.


                                       TT
                                  -------------
                                  INTERNATIONAL

                                                                 TTI-SA-003-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                TT International U.S.A. Master Trust


By (Signature and Title)*                   /s/ David J.S. Burnett
                                            ------------------------------------
                                            David J.S. Burnett
                                            Chief Executive Officer


Date: August 30, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ David J.S. Burnett
                                            ------------------------------------
                                            David J.S. Burnett
                                            Chief Executive Officer


Date: August 30, 2005


By (Signature and Title)*                   /s/ Graham Barr
                                            ------------------------------------
                                            Graham Barr
                                            Chief Financial Officer

Date: August 30, 2005

* Print the name and title of each signing officer under his or her signature.